OTHER INTANGIBLE ASSETS (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	$ 1,886,042	$ 1,623,670	$ 1,206,491
Business combination			174,317
Capitalizations / Acquisitions / Purchases	599,678	482,528	449,410
Amortization	(257,917)	(237,628)	(208,675)
Impairment loss		(3,000)
Withdrawals	(5,000)	(18,706)	(13,094)
Discontinued operations	(23,239)	(77,335)	(66,771)
Reclassification BAC		93,639	97,537
Loss of control in subsidiary	(190,970)
Effect of movements in exchange rates	31,564	22,874	(15,545)
Ending Balance	2,040,158	1,886,042	1,623,670
Internally Generated - Developing
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	563,261	473,204	347,156
Capitalizations / Acquisitions / Purchases	494,055	376,344	339,245
Transfers	(252,193)	(290,425)	(212,742)
Withdrawals	(3,619)	(9,962)	(381)
Discontinued operations		13,538
Loss of control in subsidiary	(13,538)
Effect of movements in exchange rates	1,720	562	(74)
Ending Balance	789,686	563,261	473,204
Internally Generated - In Use
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	378,956	227,555	193,899
Amortization	(70,538)	(44,916)	(35,272)
Transfers	155,588	197,235	74,146
Withdrawals	(46)	(918)	(5,218)
Ending Balance	463,960	378,956	227,555
Separate acquisition
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	943,825	922,911	665,436
Business combination			174,317
Capitalizations / Acquisitions / Purchases	105,623	106,184	110,165
Amortization	(187,379)	(192,712)	(173,403)
Impairment loss		(3,000)
Transfers	96,605	93,190	138,596
Withdrawals	(1,335)	(7,826)	(7,495)
Discontinued operations	(23,239)	(90,873)	(66,771)
Reclassification BAC		93,639	97,537
Loss of control in subsidiary	(177,432)
Effect of movements in exchange rates	29,844	22,312	(15,471)
Ending Balance	$ 786,512	$ 943,825	922,911
Multi Financial Group Inc [member] | Computer software [member] | Separate acquisition
Disclosure of detailed information about intangible assets [line items]
Business combination			61,650
Multi Financial Group Inc [member] | Other intangible assets excluding software and information technology applications purchased and licences | Separate acquisition
Disclosure of detailed information about intangible assets [line items]
Business combination			$ 112,667